Note 9 - Discontinued Operations	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

(9)       Discontinued operations

As of December 31, 2013 and 2012, the Company’s liabilities related to discontinued operations were as follows:

	2013	2012

Accrued expenses	$-	$(655,061)

Liabilities of discontinued operations	$-	$(655,061)

In October 2008, the Company discontinued it Ossatron mobile service business and sold certain assets at that time to a minority shareholder of the Company. The Company estimated all potential liabilities related to the business at that time which totaled $655,061 and recorded them as liabilities related to discontinued operations on the consolidated balance sheet. The Company has continued to review the adequacy of the liability reserves in each fiscal year. As there has not been any activity or known potential claim related to these liabilities in the last five years, management has determined in accordance with Company policy, the liabilities should be eliminated in 2013. The Company recorded a non-cash gain on discontinued operations liabilities adjustment of $655,061 for the year ended December 31, 2013.